[MassMutual Financial Group letterhead appears here.]

May 3, 2011

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company and its MML Bay State Variable Life Separate Account I

Post-Effective Amendment No. 28 to Registration Statement on Form N-6

Prospectus Title: Variable Life Plus

File Nos. 033-19605, 811-03542

Class Identifier: C000030141

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company and its separate account, MML Bay State Variable Life Separate Account I, I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 28 (the “Most Recent Amendment”) to the above-referenced Registration Statement which was filed on April 27, 2011 and became effective on May 1, 2011; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company and its affiliated companies and sales representatives.

•        Springfield, MA 01111-0001        •        (413) 788-8411